Leases - summary of lease liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning Balance	€ 9,072	€ 9,893
Arising on business combinations	8,602	815
Foreign exchange adjustment on translation of foreign operations		128
Additions	1,311	196
Interest expense	497	685	€ 561
Lease payments	(3,413)	(2,645)
Effects of movements in exchange rates	527
Disposals	(347)
Ending Balance	16,249	9,072	9,893
Leasehold Property
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning Balance	9,047	9,893
Arising on business combinations	8,602	815
Foreign exchange adjustment on translation of foreign operations		130
Additions	1,311	157
Interest expense	496	684
Lease payments	(3,401)	(2,632)
Effects of movements in exchange rates	528
Disposals	(347)
Ending Balance	16,236	9,047	9,893
Motor vehicles
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning Balance	25	0
Arising on business combinations	0	0
Foreign exchange adjustment on translation of foreign operations		(2)
Additions	0	39
Interest expense	1	1
Lease payments	(12)	(13)
Effects of movements in exchange rates	(1)
Disposals	0
Ending Balance	€ 13	€ 25	€ 0